Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 21, 2022
Registrant Name	dei_EntityRegistrantName	iShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001100663
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 21, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jun. 22, 2022
Prospectus Date	rr_ProspectusDate	Jun. 22, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A